Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 28, 2024	Dec. 30, 2023	Dec. 31, 2022	Jan. 01, 2022	Jan. 02, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Summary Compensation Table Total Compensation for CEO Flitman ($)	Compensation Actually Paid to CEO Flitman ($)(1)	Summary Compensation Table Total Compensation for CEO Iacobucci ($)	Compensation Actually Paid to CEO Iacobucci ($)	Summary Compensation Table Total Compensation for CEO Satriano ($)	Compensation Actually Paid to CEO Satriano ($)	Average Summary Compensation Table Total Compensation for Other NEOs ($)	Average Compensation Actually Paid to Other NEOs ($)(2)	Value of Initial Fixed $100 Investment(3) Based on:		(Stated in millions)
Year									Cumulative TSR (Company) ($)	Cumulative TSR (Peer Group ($)	Net Income (Loss) ($)	Adjusted EBITDA ($)(4)

2024	11,250,707	27,971,943	N/A	N/A	N/A	N/A	2,639,514	6,808,032	161.34	188.59	494	1,741
2023	29,884,257	34,791,429	4,628,234	(4,062,524)	N/A	N/A	3,642,530	5,122,362	110.10	141.72	506	1,559
2022	N/A	N/A	4,848,233	4,838,268	12,853,892	(5,566,000)	3,163,794	3,069,797	81.45	124.38	265	1,057
2021	N/A	N/A	N/A	N/A	13,744,942	14,264,225	3,429,976	3,478,342	83.39	140.67	164	1,057
2020	N/A	N/A	N/A	N/A	5,655,097	12,372,465	1,948,663	3,672,637	79.75	114.19	(226)	648

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	For 2024, reflects compensation information for our NEOs, other than any person serving as CEO, as outlined in the section entitled “Compensation Discussion and Analysis”, beginning on page 32. For 2023, reflects the compensation information for Mr. Flitman, Mr. Locascio, Mr. Hancock, and Mr. Guberman. For 2022, reflects compensation information for Mr. Locascio, Mr. Tonnison, Mr. Hancock, and Mr. Guberman. For 2021 and 2020, reflects compensation information for Mr. Locascio, Mr. Iacobucci, Mr. Guberman, and Jay A. Kvasnicka, Executive Vice President, Field Operations.
Peer Group Issuers, Footnote	Cumulative TSR assumes an initial investment of $100 as of the market open on December 31, 2019 (the beginning of fiscal year 2020) for the Company’s Common Stock as well as the common stock of companies in our peer group as measured by the S&P 500 Consumer Staples Distribution & Retail. For 2020, the measurement period was one year; for 2021, the measurement period was two years; for 2022, the measurement period was three years; for 2023, the measurement period was four years; and for 2024 the measurement period is five years.
Adjustment To PEO Compensation, Footnote
To calculate the compensation actually paid amounts in the table above, the following table shows the respective adjustments to the amounts reported in the Summary Compensation Table (“SCT”):

	FY2024		FY2023			FY2022			FY2021
Adjustments	CEO Flitman ($)	Other NEOs Average ($)	CEO Flitman ($)	CEO Iacobucci ($)	Other NEOs Average ($)	CEO Satriano ($)	CEO Iacobucci ($)	Other NEOs Average ($)	CEO Satriano ($)	Other NEOs Average ($)

Total from SCT	11,250,707	2,639,514	29,884,257	4,628,234	3,642,530	12,853,892	4,848,233	3,163,794	13,744,942	3,429,976
Adjustments for defined benefit and actuarial plans
Minus: Pension value reported in SCT	—	—	—	—	(5,185)	—	—	—	—	—
Plus: Pension value attributable to service in current year and any change in pension value attributable to plan amendments made in the current year	—	—	—	—	—	—	—	—	—	—
Impact of adjustments for defined benefit and actuarial plans	—	—	—	—	(5,185)	—	—	—	—	—
Adjustments for stock and options awards
Minus: SCT Amounts	(7,215,014)	(1,437,556)	(23,215,061)	(4,250,051)	1,912,530	(6,000,054)	(2,500,079)	1,812,570	(11,420,007)	(2,355,888)
Plus: Value of equity granted during fiscal year, unvested as of end of fiscal year	9,497,737	1,892,376	28,122,232	—	2,508,055	—	2,636,266	1,910,758	10,059,039	1,976,990
Plus/Minus: Change in fair value of equity outstanding at beginning and end of fiscal year(1)	14,015,234	3,345,672	—	—	820,125	—	(79,323)	(294,818)	834,895	199,197
Plus/Minus: Change in value for awards vested in fiscal year	423,279	368,025	—	62,302	69,367	937,314	233,171	102,632	1,045,356	228,066
Minus: Forfeited awards in fiscal year	—	—	—	(4,503,009)	—	(13,357,152)	—	—	—	—
Impact of adjustments for stock and option awards	16,721,236	4,168,518	4,907,171	(8,690,758)	1,485,016	(18,419,892)	(9,965)	(93,997)	519,283	48,366
Compensation Actually Paid (As calculated)	27,971,943	6,808,032	34,791,429	(4,062,524)	5,122,362	(5,566,000)	4,838,268	3,069,797	14,264,225	3,478,342

Non-PEO NEO Average Total Compensation Amount	$ 2,639,514	$ 3,642,530	$ 3,163,794	$ 3,429,976	$ 1,948,663
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,808,032	5,122,362	3,069,797	3,478,342	3,672,637
Adjustment to Non-PEO NEO Compensation Footnote
To calculate the compensation actually paid amounts in the table above, the following table shows the respective adjustments to the amounts reported in the Summary Compensation Table (“SCT”):

	FY2024		FY2023			FY2022			FY2021
Adjustments	CEO Flitman ($)	Other NEOs Average ($)	CEO Flitman ($)	CEO Iacobucci ($)	Other NEOs Average ($)	CEO Satriano ($)	CEO Iacobucci ($)	Other NEOs Average ($)	CEO Satriano ($)	Other NEOs Average ($)

Total from SCT	11,250,707	2,639,514	29,884,257	4,628,234	3,642,530	12,853,892	4,848,233	3,163,794	13,744,942	3,429,976
Adjustments for defined benefit and actuarial plans
Minus: Pension value reported in SCT	—	—	—	—	(5,185)	—	—	—	—	—
Plus: Pension value attributable to service in current year and any change in pension value attributable to plan amendments made in the current year	—	—	—	—	—	—	—	—	—	—
Impact of adjustments for defined benefit and actuarial plans	—	—	—	—	(5,185)	—	—	—	—	—
Adjustments for stock and options awards
Minus: SCT Amounts	(7,215,014)	(1,437,556)	(23,215,061)	(4,250,051)	1,912,530	(6,000,054)	(2,500,079)	1,812,570	(11,420,007)	(2,355,888)
Plus: Value of equity granted during fiscal year, unvested as of end of fiscal year	9,497,737	1,892,376	28,122,232	—	2,508,055	—	2,636,266	1,910,758	10,059,039	1,976,990
Plus/Minus: Change in fair value of equity outstanding at beginning and end of fiscal year(1)	14,015,234	3,345,672	—	—	820,125	—	(79,323)	(294,818)	834,895	199,197
Plus/Minus: Change in value for awards vested in fiscal year	423,279	368,025	—	62,302	69,367	937,314	233,171	102,632	1,045,356	228,066
Minus: Forfeited awards in fiscal year	—	—	—	(4,503,009)	—	(13,357,152)	—	—	—	—
Impact of adjustments for stock and option awards	16,721,236	4,168,518	4,907,171	(8,690,758)	1,485,016	(18,419,892)	(9,965)	(93,997)	519,283	48,366
Compensation Actually Paid (As calculated)	27,971,943	6,808,032	34,791,429	(4,062,524)	5,122,362	(5,566,000)	4,838,268	3,069,797	14,264,225	3,478,342

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Financial Performance Measures
Adjusted EBITDA
Distribution Cost Per Case
Return on Invested Capital (ROIC)
IND Market Share

Total Shareholder Return Amount	$ 161.34	110.10	81.45	83.39	79.75
Peer Group Total Shareholder Return Amount	188.59	141.72	124.38	140.67	114.19
Net Income (Loss)	$ 494,000,000	$ 506,000,000	$ 265,000,000	$ 164,000,000	$ (226,000,000)
Company Selected Measure Amount	1,741,000,000	1,559,000,000	1,057,000,000	1,057,000,000	648,000,000
Additional 402(v) Disclosure	The dollar amounts reported represent the amount of “compensation actually paid”, as computed in accordance with SEC rules and shown in the table below. Calculation methodology is in accordance with SEC guidance: Black-Scholes was used for stock option valuation with values ranging from $1.34 - $33.09 and Monte Carlo simulation used for certain performance-based restricted stock units.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	See Appendix A for a reconciliation of Adjusted EBITDA.
Measure:: 2
Pay vs Performance Disclosure
Name	Distribution Cost Per Case
Measure:: 3
Pay vs Performance Disclosure
Name	Return on Invested Capital (ROIC)
Measure:: 4
Pay vs Performance Disclosure
Name	IND Market Share
Flitman [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 11,250,707	$ 29,884,257
PEO Actually Paid Compensation Amount	$ 27,971,943	34,791,429
PEO Name	Flitman
Iacobucci [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		4,628,234	$ 4,848,233
PEO Actually Paid Compensation Amount		$ (4,062,524)	4,838,268
PEO Name	Iacobucci	Iacobucci
Satriano [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			12,853,892	$ 13,744,942	$ 5,655,097
PEO Actually Paid Compensation Amount			$ (5,566,000)	$ 14,264,225	$ 12,372,465
PEO Name		Satriano	Satriano	Satriano
Pietro Satriano [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 12,853,892	$ 13,744,942
PEO Actually Paid Compensation Amount			(5,566,000)	14,264,225
Iacobucci (as calculated) [Member]
Pay vs Performance Disclosure
PEO Actually Paid Compensation Amount		$ (4,062,524)	4,838,268
PEO | Flitman [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	0
PEO | Flitman [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Flitman [Member] | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Flitman [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,721,236	4,907,171
PEO | Flitman [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,215,014)	(23,215,061)
PEO | Flitman [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,497,737	28,122,232
PEO | Flitman [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,015,234	0
PEO | Flitman [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	423,279	0
PEO | Flitman [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Iacobucci [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0
PEO | Iacobucci [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0
PEO | Iacobucci [Member] | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0
PEO | Iacobucci [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(8,690,758)	(9,965)
PEO | Iacobucci [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(4,250,051)	(2,500,079)
PEO | Iacobucci [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	2,636,266
PEO | Iacobucci [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	(79,323)
PEO | Iacobucci [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		62,302	233,171
PEO | Iacobucci [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(4,503,009)	0
PEO | Pietro Satriano [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | Pietro Satriano [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | Pietro Satriano [Member] | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | Pietro Satriano [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(18,419,892)	519,283
PEO | Pietro Satriano [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(6,000,054)	(11,420,007)
PEO | Pietro Satriano [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	10,059,039
PEO | Pietro Satriano [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	834,895
PEO | Pietro Satriano [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			937,314	1,045,356
PEO | Pietro Satriano [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(13,357,152)	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(5,185)	0	0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(5,185)	0	0
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,168,518	1,485,016	(93,997)	48,366
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,437,556)	1,912,530	1,812,570	(2,355,888)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,892,376	2,508,055	1,910,758	1,976,990
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,345,672	820,125	(294,818)	199,197
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	368,025	69,367	102,632	228,066
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0